Exchange differences, net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gains losses on exchange differences on translation recognised in profit or loss [Abstract]
Income from trading in foreign currency	$ 206,848,887	$ 77,670,011	$ 113,369,449
Conversion of foreign currency assets and liabilities into pesos	(13,762,013)	(5,796,813)	488,517,389
TOTAL	$ 193,086,874	$ 71,873,198	$ 601,886,838